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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 -----------------------------------
   Address:      30 Federal Street, Boston, MA  2110
                 -----------------------------------

Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-289-7604
         -------------------------------

Signature, Place, and Date of Signing:

      /S/ David Matthews                 Boston, MA       February 5, 2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      46
                                        --------------------

Form 13F Information Table Value Total:      519,972
                                        --------------------
                                            (thousands)

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                      FORM 13F INFORMATION TABLE

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

         COLUMN 1                           COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8

                                                                  Value     Shares/  Sh/ Put/ Invstmt  Other       Voting Authority
NAME OF ISSUER                          TITLE OF CLASS  CUSIP    (x1000)    Prn amt  Prn Call Discretn Mangers    Sole  Shared  None
Accenture Ltd.                          Common Stock  G1151C101  3,896.85    93,900. Sh       Sole               93,900.   0     0
Airvana Inc.                            Common Stock  00950V101    160.36    21,100. Sh       Sole               21,100.   0     0
American Tower Corp.                    Common Stock  029912201 36,218.62   838,200. Sh       Sole              838,200.   0     0
Apple Computer Inc                      Common Stock  037833100 28,174.87   133,700. Sh       Sole              133,700.   0     0
Avago Technologies Ltd                  Common Stock  Y0486S104  3,323.29   181,700. Sh       Sole              181,700.   0     0
Bmc Software Inc.                       Common Stock  055921100  5,437.56   135,600. Sh       Sole              135,600.   0     0
Brocade Communications Systems  Inc.    Common Stock  111621306  3,729.54   488,800. Sh       Sole              488,800.   0     0
Ciena Corp.                             Common Stock  171779309 12,253.54 1,130,400. Sh       Sole            1,130,400.   0     0
Cisco Systems  Inc.                     Common Stock  17275R102 29,819.66 1,245,600. Sh       Sole            1,245,600.   0     0
Commscope Inc                           Common Stock  203372107  2,419.54    91,200. Sh       Sole               91,200.   0     0
Crown Castle International Corp.        Common Stock  228227104  9,252.48   237,000. Sh       Sole              237,000.   0     0
Dish Network Corp.                      Common Stock  25470M109 10,054.76   484,100. Sh       Sole              484,100.   0     0
Dragonwave Inc                          Common Stock  26144M103  1,833.60   160,000. Sh       Sole              160,000.   0     0
Emulex Corporation                      Common Stock  292475209  5,339.91   489,900. Sh       Sole              489,900.   0     0
Google  Inc.                            Common Stock  38259P508 23,869.23    38,500. Sh       Sole               38,500.   0     0
Ja Solar Holding Co. Ltd.               ADRS          466090107     65.55    11,500. Sh       Sole               11,500.   0     0
JDS Uniphase Corp.                      Common Stock  46612J507    102.30    12,400. Sh       Sole               12,400.   0     0
Kla-Tencor Corp.                        Common Stock  482480100  7,937.92   219,522. Sh       Sole              219,522.   0     0
Lam Research Corp.                      Common Stock  512807108 27,270.56   695,500. Sh       Sole              695,500.   0     0
Leap Wireless International Inc.        Common Stock  521863308  6,325.02   360,400. Sh       Sole              360,400.   0     0
Linear Technology Corp.                 Common Stock  535678106 11,215.52   367,000. Sh       Sole              367,000.   0     0
Mattson Technology Inc                  Common Stock  577223100    113.17    31,700. Sh       Sole               31,700.   0     0
Maxim Integrated Products Inc.          Common Stock  57772K101 22,536.51 1,109,080. Sh       Sole            1,109,080.   0     0
Metropcs Communications Inc.            Common Stock  591708102  7,774.21 1,018,900. Sh       Sole            1,018,900.   0     0
Micrel Inc.                             Common Stock  594793101    135.30    16,500. Sh       Sole               16,500.   0     0
Microsoft Corp                          Common Stock  594918104 72,755.76 2,387,000. Sh       Sole            2,387,000.   0     0
Netapp Inc.                             Common Stock  64110D104 15,919.09   463,303. Sh       Sole              463,303.   0     0
News Corporation                        Common Stock  65248E104 13,110.91   957,700. Sh       Sole              957,700.   0     0
Novell Inc.                             Common Stock  670006105    168.91    40,700. Sh       Sole               40,700.   0     0
Nvidia Corp.                            Common Stock  67066G104 21,798.29 1,166,932. Sh       Sole            1,166,932.   0     0
Oclaro Inc.                             Common Stock  67555N107     48.36    32,900. Sh       Sole               32,900.   0     0
on Semiconductor Corp.                  Common Stock  682189105    181.69    20,600. Sh       Sole               20,600.   0     0
Oracle Corporation                      Common Stock  68389X105 16,121.12   657,200. Sh       Sole              657,200.   0     0
Palm Inc.                               Common Stock  696643105  6,735.15   671,500. Sh       Sole              671,500.   0     0
Qlogic Corporation                      Common Stock  747277101  5,961.03   315,900. Sh       Sole              315,900.   0     0
Qualcomm  Incorporated                  Common Stock  747525103 31,590.95   682,900. Sh       Sole              682,900.   0     0
Qwest Communications International Inc. Common Stock  749121109  1,921.44   456,400. Sh       Sole              456,400.   0     0
Riverbed Technology Inc.                Common Stock  768573107  4,819.11   209,800. Sh       Sole              209,800.   0     0
Semitool Inc                            Common Stock  816909105    136.40    12,400. Sh       Sole               12,400.   0     0
Teradyne Inc.                           Common Stock  880770102    148.07    13,800. Sh       Sole               13,800.   0     0
The Directv Group Inc.                  Common Stock  25490A101 27,403.70   821,700. Sh       Sole              821,700.   0     0
Time Warner Cable Inc                   Common Stock  88732J207  5,662.15   136,800. Sh       Sole              136,800.   0     0
Verigy Ltd.                             Common Stock  Y93691106    178.75    13,900. Sh       Sole               13,900.   0     0
Virage Logic Corporation                Common Stock  92763R104   1071.84   194,880. Sh       Sole              194,880.   0     0
Xilinx Inc.                             Common Stock  983919101  19003.00   758,300. Sh       Sole              758,300.   0     0
Yahoo! Inc.                             Common Stock  984332106  15976.76   952,131. Sh       Sole              952,131.   0     0
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